Stock-based Compensation - Schedule of stock options outstanding and exercisable, CAD exercise price (Details) - CAD exercise price [Member] - $ / shares	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding	1,860,900	1,860,900	3,465,915
Exercisable	1,815,900
February 11, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding	2,000
Exercisable	2,000
Exercise price - CAD	$ 15.7
August 26, 2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding	337,500
Exercisable	337,500
Exercise price - CAD	$ 5.66
March 26, 2028 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding	50,000
Exercisable	50,000
Exercise price - CAD	$ 10
July 6, 2028 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding	470,000
Exercisable	470,000
Exercise price - CAD	$ 6.86
September 18, 2028 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding	400,000
Exercisable	400,000
Exercise price - CAD	$ 3.1
December 21, 2028 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding	100,000
Exercisable	100,000
Exercise price - CAD	$ 1.35
February 10, 2030 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding	200,000
Exercisable	200,000
Exercise price - CAD	$ 1.45
May 29, 2030 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding	20,000
Exercisable	20,000
Exercise price - CAD	$ 1.9
December 24, 2030 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding	1,400
Exercisable	1,400
Exercise price - CAD	$ 10.8
April 29, 2031 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding	60,000
Exercisable	60,000
Exercise price - CAD	$ 18.35
October 7, 2031 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding	180,000
Exercisable	135,000
Exercise price - CAD	$ 18.5
November 10, 2031 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding	40,000
Exercisable	40,000
Exercise price - CAD	$ 25.35